Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Commitments and contingencies [Abstract]
Commitments and contingencies
28	Commitments and contingencies

Commitments

a)	Concession fees

Pursuant to the concession to operate the cruise and automobile terminal in the Port of Acapulco, Guerrero, the Company must make fixed and variable monthly payments. These payments totaled $3,962 and $7,507, in the years of 2021 and 2020, respectively. During 2021, this concession was no longer renewed (see Note 11).

Contingencies

a)	RPS Claim

On August 7, 2007, Transportación Marítima Mexicana, S.A. de C.V. (‘TMM’) filed a claim for arbitration against Refined Product Services (“RPS”) for US$50 thousand, for various expenses incurred by TMM due to the delay of the re-delivery of the tanker vessel Palenque.

On October 19, 2007, RPS filed a countersuit for US$3.0 million, for alleged faults and lack of maintenance involving the tanker vessel Palenque, and also consequential damages for having lost a contract while the vessel was being repaired. The consolidated financial statements did not present any significant claims for payments of loss (RPS) during 2020, 2021 and up to the authorization date hereof.

The Company’s Management and its legal advisors consider the position against this countersuit is strong, as there are sufficient elements and arguments for defense, also the amount claimed by RPS would appear to be excessive and for non-supported issues.

b)	Mutual loans between WWS y TMM

In December 2007, TMM and Worldwide Services, Ltd. (“WWS”) filed mutual claims; TMM for $394 thousand dollars, claiming fuel and low return on the performance of the tanker ship Veracruz A, and WWS in the amount of $938 thousand dollars, primarily claiming a presumed over-performance of the same ship.

As of the date of the authorization of the consolidated financial statements, total claims against TMM amount to $2.4 million dollars. However, those claims are considered weak.

TMM filed an appeal to have the case dismissed, claiming that the Court has no jurisdiction since the arbitration proceedings were initiated with the wrong plaintiff’s name. In January 2017, a ‘partial award’ was issued in which the dismissal of the case was not granted. WWS presented a ‘claim submission’ discounting certain claims, to which TMM responded, requesting a “security of costs” from WWS; same that WWS never presented. Therefore, on March 2, 2021 TMM was notified of the award by which the court dismissed the case. This matter is closed.

c)	Tax liabilities determined on TMM

Suit filed by TMM against the rulings handed down on which various tax liabilities were determined for presumed omitted income tax, corresponding to tax year 2005.

On November 5, 2012, the appeal for annulment was allowed to proceed before the former Federal Court of Tax and Administrative Justice. That appeal for annulment was forwarded for study and resolution to the Metropolitan Regional First Division of the Federal Court of Tax and Administrative Justice.

On January 30, 2018, TMM was notified of the decision whereby the matter was forwarded to the Full Federal Tax Court of Administrative Justice sitting in Mexico City, and in February 2020, a favorable judgment was issued for the interests of the Company.

d)	Motions for Annulment against various tax provisions

During 2017 and 2016, Grupo TMM filed Motions for Annulment with the Federal Court of Administrative Justice against various decisions of the Tax Administration Service (SAT), on the rejection of deductions (tax year 2007), modifications to the Consolidation Regime for controlled companies (tax year 2005), deferred income tax on consolidation (tax year 2010), and the termination of the consolidation regime (tax year 2013), on which rulings have not been handed down by the courts with competent jurisdiction. Grupo TMM believes its legal position is strong and a ruling favorable to the interests of the Company is expected.

e)	Other legal proceedings

The Company is party to various other legal proceedings and administrative actions, all of which are of an ordinary or routine nature and incidental to its operations. Although it is impossible to predict the outcome of any legal proceeding, in the opinion of the Company’s management, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

f)	Operations with related parties

Under the Income Tax Law, companies that conduct operations with related parties, nationals or nonresidents, are subject to fiscal limitations and obligations regarding the determination of the prices negotiated, as these must be comparable to those that would be used with or between independent parties on similar operations.

In the event the tax authorities were to review the prices and reject the amounts determined, they may demand, an addition to the taxes and accessory charges corresponding (adjustments and surcharges), fines on omitted taxes, which could be for up to 100% of the adjusted tax amount.

The Company has significant transactions and relations with related parties, for which the Company holds documentation that confirms the terms of these transactions were conducted in 2021 similarly to transactions between unrelated parties. The Company and its subsidiaries are in the process of completing this study for 2021.

g)	Other legislation

Grupo TMM and Subsidiaries are subject to the laws and ordinances of other countries, as well as international regulations governing maritime transportation and the observance of safety and environmental regulations.